Fair Value Disclosures - Nonrecurring Fair Value Measurements (Details) $ in Millions	2 Months Ended	3 Months Ended		11 Months Ended
	Nov. 30, 2018 USD ($)	Sep. 30, 2018 USD ($)	Mar. 31, 2017 USD ($)	Nov. 30, 2018 USD ($)
Investment in FXCM
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investment impairment	$ 62.1		$ 130.2
Investment in FXCM | Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments, fair value	$ 75.0		$ 186.7	$ 75.0
Investment In Golden Queen
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investment impairment		$ 47.9		$ 47.9
Investment In Golden Queen | Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments, fair value		$ 62.3
Measurement Input, Discount Rate | Investment in FXCM | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investment, measurement input	0.185		0.15	0.185
Measurement Input, Discount Rate | Investment In Golden Queen | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investment, measurement input		0.12
Measurement Input, EBITDA Multiple | Investment in FXCM | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investment, measurement input			5.4
Measurement Input, Revenue Multiple | Investment in FXCM | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investment, measurement input			1.5